Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing information about the relationship between executive compensation actually paid to our professional employer organization (“PEO”) and the other NEOs (as calculated in accordance with Item 402(v) of Regulation S-K) and certain financial performance measures. We are a smaller reporting company and therefore permitted to omit certain pay versus performance disclosure, such as the company selected measure. For additional information on our compensation programs and philosophy and how we design our compensation programs to align pay with performance, see the section titled “Executive Compensation.”

Year	Summary compensation table total for PEO	Compensation actually paid to PEO (4)	Average summary compensation table total for non-PEO NEOs	Average compensation actually paid to non-PEO NEOs (4)	Value of initial fixed $100 investment based on Total stockholder return (5)	Net Loss (in millions)
2025 (1)	$4,841,822	$6,290,858	$2,072,213	$2,485,717	$104	$(68)
2024 (2)	$1,941,539	$2,715,041	$1,298,285	$1,062,265	$62	$(54)
2023 (3)	$4,535,231	$1,165,844	$778,356	$333,623	$44	$(63)

(1)   2025 PEO is Dr. Shankar Musunuri; non-PEO NEOs are Dr. Arun Upadhyay, Dr. Huma Qamar and Ramesh Ramachandran
(2)   2024 PEO is Dr. Shankar Musunuri; non-PEO NEOs are Dr. Arun Upadhyay and Dr. Huma Qamar
(3)   2023 PEO is Dr. Shankar Musunuri; non-PEO NEOs are Dr. Arun Upadhyay, Michael Breininger, Quan Vu, and Jessica Crespo
(4)   For fiscal year 2025, the “compensation actually paid to the PEO” and the “average compensation actually paid to the non-PEO NEOs” reflect each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal years 2025, 2024 and 2023 computed in accordance with Item 402(v) of Regulation S-K.
(5)   Shareholder return provides the value of common stock as of December 31, 2025, December 31, 2024 and December 31, 2023 assuming $100 was invested in our common stock after the market closed on December 31, 2022.

	2025		2024		2023
	CEO	Average Other NEOs	CEO	Average Other NEOs	CEO	Average Other NEOs
Summary Compensation Table Total	$4,841,822	$2,072,213	$1,941,539	$1,298,285	$4,535,231	$778,356
Less Stock Award and Option Value Reported in Summary Compensation Table for the Covered Year	$3,580,316	$1,454,632	$790,241	$672,101	$3,670,985	$357,818
Plus (Less) Fair value of Equity Awards Granted During Fiscal Year that are Outstanding and Unvested at End of Year	$4,270,360	$1,734,336	$933,006	$360,780	$1,610,172	$0
Plus (Less) Fair value of Equity Awards Granted in Any Prior Fiscal Year that are Outstanding and Unvested at End of Year	$624,720	$121,577	$487,728	$53,738	$(1,033,297)	$(11,247)
Plus Fair Value at Vesting Date of Awards Granted and Vested During the Fiscal Year	$0	$0	$0	$0	$0	$0
Plus (Less) Change in Fair Value of Equity Awards granted in Prior Years that Vested During the Fiscal Year	$134,271	$12,223	$143,010	$21,562	$(275,277)	$(73)
Less Fair Value of Equity Awards Granted in Prior Year that were Forfeited During the Fiscal Year	$0	$0	$0	$0	$0	$(75,595)
Plus Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$0	$0	$0	$0	$0	$0
Compensation Actually Paid	$6,290,858	$2,485,717	$2,715,041	$1,062,265	$1,165,844	$333,623

Named Executive Officers, Footnote
(1)   2025 PEO is Dr. Shankar Musunuri; non-PEO NEOs are Dr. Arun Upadhyay, Dr. Huma Qamar and Ramesh Ramachandran
(2)   2024 PEO is Dr. Shankar Musunuri; non-PEO NEOs are Dr. Arun Upadhyay and Dr. Huma Qamar
(3)   2023 PEO is Dr. Shankar Musunuri; non-PEO NEOs are Dr. Arun Upadhyay, Michael Breininger, Quan Vu, and Jessica Crespo

PEO Total Compensation Amount	$ 4,841,822	$ 1,941,539	$ 4,535,231
PEO Actually Paid Compensation Amount	$ 6,290,858	2,715,041	1,165,844
Adjustment To PEO Compensation, Footnote
(4)   For fiscal year 2025, the “compensation actually paid to the PEO” and the “average compensation actually paid to the non-PEO NEOs” reflect each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal years 2025, 2024 and 2023 computed in accordance with Item 402(v) of Regulation S-K.

	2025		2024		2023
	CEO	Average Other NEOs	CEO	Average Other NEOs	CEO	Average Other NEOs
Summary Compensation Table Total	$4,841,822	$2,072,213	$1,941,539	$1,298,285	$4,535,231	$778,356
Less Stock Award and Option Value Reported in Summary Compensation Table for the Covered Year	$3,580,316	$1,454,632	$790,241	$672,101	$3,670,985	$357,818
Plus (Less) Fair value of Equity Awards Granted During Fiscal Year that are Outstanding and Unvested at End of Year	$4,270,360	$1,734,336	$933,006	$360,780	$1,610,172	$0
Plus (Less) Fair value of Equity Awards Granted in Any Prior Fiscal Year that are Outstanding and Unvested at End of Year	$624,720	$121,577	$487,728	$53,738	$(1,033,297)	$(11,247)
Plus Fair Value at Vesting Date of Awards Granted and Vested During the Fiscal Year	$0	$0	$0	$0	$0	$0
Plus (Less) Change in Fair Value of Equity Awards granted in Prior Years that Vested During the Fiscal Year	$134,271	$12,223	$143,010	$21,562	$(275,277)	$(73)
Less Fair Value of Equity Awards Granted in Prior Year that were Forfeited During the Fiscal Year	$0	$0	$0	$0	$0	$(75,595)
Plus Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$0	$0	$0	$0	$0	$0
Compensation Actually Paid	$6,290,858	$2,485,717	$2,715,041	$1,062,265	$1,165,844	$333,623

Non-PEO NEO Average Total Compensation Amount	$ 2,072,213	1,298,285	778,356
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,485,717	1,062,265	333,623
Adjustment to Non-PEO NEO Compensation Footnote
(4)   For fiscal year 2025, the “compensation actually paid to the PEO” and the “average compensation actually paid to the non-PEO NEOs” reflect each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal years 2025, 2024 and 2023 computed in accordance with Item 402(v) of Regulation S-K.

	2025		2024		2023
	CEO	Average Other NEOs	CEO	Average Other NEOs	CEO	Average Other NEOs
Summary Compensation Table Total	$4,841,822	$2,072,213	$1,941,539	$1,298,285	$4,535,231	$778,356
Less Stock Award and Option Value Reported in Summary Compensation Table for the Covered Year	$3,580,316	$1,454,632	$790,241	$672,101	$3,670,985	$357,818
Plus (Less) Fair value of Equity Awards Granted During Fiscal Year that are Outstanding and Unvested at End of Year	$4,270,360	$1,734,336	$933,006	$360,780	$1,610,172	$0
Plus (Less) Fair value of Equity Awards Granted in Any Prior Fiscal Year that are Outstanding and Unvested at End of Year	$624,720	$121,577	$487,728	$53,738	$(1,033,297)	$(11,247)
Plus Fair Value at Vesting Date of Awards Granted and Vested During the Fiscal Year	$0	$0	$0	$0	$0	$0
Plus (Less) Change in Fair Value of Equity Awards granted in Prior Years that Vested During the Fiscal Year	$134,271	$12,223	$143,010	$21,562	$(275,277)	$(73)
Less Fair Value of Equity Awards Granted in Prior Year that were Forfeited During the Fiscal Year	$0	$0	$0	$0	$0	$(75,595)
Plus Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$0	$0	$0	$0	$0	$0
Compensation Actually Paid	$6,290,858	$2,485,717	$2,715,041	$1,062,265	$1,165,844	$333,623

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 104	62	44
Net Income (Loss)	$ (68,000,000)	$ (54,000,000)	$ (63,000,000)
PEO Name	Dr. Shankar Musunuri	Dr. Shankar Musunuri	Dr. Shankar Musunuri
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,580,316)	$ (790,241)	$ (3,670,985)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,270,360	933,006	1,610,172
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	624,720	487,728	(1,033,297)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	134,271	143,010	(275,277)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,454,632)	(672,101)	(357,818)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,734,336	360,780	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	121,577	53,738	(11,247)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,223	21,562	(73)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(75,595)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0